Revenue and Other Income - Summary of timing of revenue recognition (Detail) - HKD ($)	6 Months Ended
	Jun. 30, 2022		Jun. 30, 2021
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 538,486,336		$ 351,522,552
Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	435,985,156		291,497,733
Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	38,815,787		60,024,819
Digital Solutions and Services Income [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	56,018,141		0
Fashion and Luxury Media Advertising and Marketing Services Income [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	7,667,252	[1]	0
Services transferred at a point in time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	474,665,212		308,741,031
Services transferred at a point in time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	435,985,156		291,259,872
Services transferred at a point in time | Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	29,463,243		17,481,159
Services transferred at a point in time | Digital Solutions and Services Income [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	1,549,561
Services transferred at a point in time | Fashion and Luxury Media Advertising and Marketing Services Income [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	7,667,252
Services transferred over time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	63,821,124		42,781,521
Services transferred over time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	0		237,861
Services transferred over time | Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	9,352,544		$ 42,543,660
Services transferred over time | Digital Solutions and Services Income [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	54,468,580
Services transferred over time | Fashion and Luxury Media Advertising and Marketing Services Income [Member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 0

[1]	Fashion and luxury media advertising and marketing services segment represents the business of L’Officiel Inc. SAS (“L’Officiel”) which was acquired in April 2022.